RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
27.	RELATED PARTY TRANSACTIONS

Leilei Wang indirectly owns more than 10% of Prosten Technology Holdings Limited ("Prosten"). Prosten and its subsidiaries engage in the business of providing solutions to companies that provide mobile and search services. In 2011, 2012 and 2013, Prosten and its subsidiaries provided the Company mobile value-added services valued at $3.8 million, $1.5 million and $1.0 million, respectively. The accounts payable to Prosten and its subsidiaries as of December 31, 2012 and 2013 were $223,713 and $73,216 respectively.